Acquisitions, Dispositions And Other Adjustments (Narrative) (Details) - USD ($)					1 Months Ended			3 Months Ended								6 Months Ended	12 Months Ended
	Jul. 24, 2015	Apr. 30, 2015	Jan. 16, 2015	Oct. 24, 2014	Jan. 31, 2015	Oct. 31, 2014	Mar. 31, 2014	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line items]
Acquisition of business - anticipated or actual cash paid to seller																	$ 30,759,000,000	$ 3,141,000,000	$ 4,113,000,000
Debt redeemed or matured during period																	9,782,000,000	(7,737,000,000)	(13,201,000,000)
Operating profit for Venuezuela using SICAD exchange rate (EBITDA)																	46,801,000,000	30,485,000,000	49,147,000,000
Revenues								$ 42,119,000,000	$ 39,091,000,000	$ 33,015,000,000	$ 32,576,000,000	$ 34,439,000,000	$ 32,957,000,000	$ 32,575,000,000	$ 32,476,000,000		146,801,000,000	132,447,000,000	128,752,000,000
Operating Income (Loss)								$ 7,532,000,000	$ 5,923,000,000	$ 5,773,000,000	5,557,000,000	$ (5,469,000,000)	$ 5,607,000,000	$ 5,739,000,000	6,335,000,000		24,785,000,000	12,212,000,000	30,752,000,000
Amortization expense																	2,728,000,000	500,000,000	672,000,000
Disposition of business - cash received from sale of subsidiary (in millions of U.S. dollars)																	83,000,000	$ 8,123,000,000	1,923,000,000
America Movil [Member] | Disposition [Member]
Business Acquisition [Line items]
Disposition of business - period of sale of subsidiary																		Dec. 31, 2014
Disposition of business - cash received from sale of subsidiary (in millions of U.S. dollars)																		$ 5,885,000,000	$ 1,179,000,000
Disposition of business - pretax gain recognized from sale of subsidiary/investment																		1,330,000,000
Connecticut Wireline [Member] | Disposition [Member]
Business Acquisition [Line items]
Disposition of business - period of sale of subsidiary				Oct. 24, 2014
Disposition of business - cash received from sale of subsidiary (in millions of U.S. dollars)				$ 2,018,000,000
Disposition of business - pretax gain recognized from sale of subsidiary/investment				76,000,000
Disposition of business - net income impact from sale of subsidiary (in millions of U.S. dollars)				(360,000,000)
Disposition of intangible assets - value of goodwill disposed				$ 743,000,000
DIRECTV [Member]
Business Acquisition [Line items]
Acquisition of business - cash paid or to be paid to seller	$ 14,378,000,000
DIRECTV [Member] | Acquisition [Member]
Business Acquisition [Line items]
Acquisition of business - anticipated or actual acquisition period/date	Jul. 24, 2015
Acquisition of business - anticipated or actual cash paid to seller (in US dollars per share)	$ 28.50
Acquisition of business - value/amount of assets acquired	$ 47,409,000,000
Acquisition of assets - noncash consideration	1.892 shares of AT&T stock per share of DIRECTV for 954,407,524 shares issued to DIRECTV shareholders for an approximate 16% stake in the combined company
Acquisition of business - percentage ownership of combined company held by former shareholders of acquiree	16.00%
Acquisition of business - noncash consideration given number of shares	954,407,524
Acquisition of business - value of noncash consideration given (in millions)	$ 32,727,000,000
Acquisition of business - value of noncash consideration (in US dollars per share)	34.29
Impairment charge related to Venuzuelan change in exchange rate																$ 1,060,000,000
DIRECTV [Member] | Acquisition [Member] | Shared-based payment [Member]
Business Acquisition [Line items]
Acquisition of business - value of consideration transfer (in millions)	299,000,000
DIRECTV [Member] | Acquisition [Member] | Subsidiary shares held in trust [Member]
Business Acquisition [Line items]
Acquisition of business - value of consideration transfer (in millions)	$ 5,000,000
DIRECTV [Member] | Acquisition [Member] | Spectrum Licenses [Member]
Business Acquisition [Line items]
Revenues																	14,561,000,000
Operating Income (Loss)																	(46,000,000)
Amortization expense																	2,254,000,000
Venezuela [Member] | Acquisition [Member]
Business Acquisition [Line items]
Operating profit for Venuezuela using SICAD exchange rate (EBITDA)																180,000,000
Revenues																$ 500,000,000
FCC Auction 97 [Member] | Acquisition [Member] | Spectrum Licenses [Member]
Business Acquisition [Line items]
Acquisition of intangible assets through a group purchase - value/amount of assets acquired					$ 18,189,000,000
Payments to Acquire Intangible Assets						$ 921,000,000					$ 17,268,000,000
License purchase agreement description					251 Advanced Wireless Service (AWS) spectrum
GSF Telecom Holdings [Member] | Acquisition [Member]
Business Acquisition [Line items]
Acquisition of business - anticipated or actual acquisition period/date			Jan. 16, 2015
Acquisition of business - cash paid or to be paid to seller			$ 2,500,000,000
Acquistion of business - allocaton to debt, net of cash received by seller			700,000,000
GSF Telecom Holdings [Member] | Acquisition [Member] | Customer lists and relationships [Member]
Business Acquisition [Line items]
Acquisition of intangible assets - value/amount of assets acquired			374,000,000
GSF Telecom Holdings [Member] | Acquisition [Member] | Goodwill [Member]
Business Acquisition [Line items]
Acquisition of business - value/amount of assets acquired			972,000,000
GSF Telecom Holdings [Member] | Acquisition [Member] | Property, Plant and Equipment [Member]
Business Acquisition [Line items]
Acquisition of business - value/amount of assets acquired			715,000,000
GSF Telecom Holdings [Member] | Acquisition [Member] | Spectrum Licenses [Member]
Business Acquisition [Line items]
Acquisition of intangible assets - value/amount of assets acquired			673,000,000
GSF Telecom Holdings [Member] | Acquisition [Member] | Trade Name [Member]
Business Acquisition [Line items]
Acquisition of intangible assets - value/amount of assets acquired			$ 26,000,000
Nextel Mexico [Member] | Acquisition [Member]
Business Acquisition [Line items]
Acquisition of business - anticipated or actual acquisition period/date		Apr. 30, 2015
Acquisition of business - cash paid or to be paid to seller		$ 1,875,000,000
Acquistion of business - allocaton to debt, net of cash received by seller		427,000,000
Nextel Mexico [Member] | Acquisition [Member] | Customer lists and relationships [Member]
Business Acquisition [Line items]
Acquisition of intangible assets - value/amount of assets acquired		111,000,000
Nextel Mexico [Member] | Acquisition [Member] | Goodwill [Member]
Business Acquisition [Line items]
Acquisition of intangible assets - value/amount of assets acquired		112,000,000
Nextel Mexico [Member] | Acquisition [Member] | Property, Plant and Equipment [Member]
Business Acquisition [Line items]
Acquisition of intangible assets - value/amount of assets acquired		1,293,000,000
Nextel Mexico [Member] | Acquisition [Member] | Spectrum Licenses [Member]
Business Acquisition [Line items]
Acquisition of intangible assets - value/amount of assets acquired		$ 383,000,000
Leap Wireless International [Member] | Acquisition [Member]
Business Acquisition [Line items]
Acquisition of business - anticipated or actual acquisition period/date							Mar. 31, 2014
Acquisition of business - anticipated or actual cash paid to seller							$ 1,248,000,000
Acquisition of business - anticipated or actual cash paid to seller (in US dollars per share)							$ 15
Acquisition of assets - noncash consideration							one non-transferable contingent value right per share
Long-term Debt, Fair Value							$ 3,889,000,000								$ 3,889,000,000
Debt redeemed or matured during period							3,889,000,000
Leap Wireless International [Member] | Acquisition [Member] | Customer lists and relationships [Member]
Business Acquisition [Line items]
Acquisition of intangible assets - value/amount of assets acquired							520,000,000
Leap Wireless International [Member] | Acquisition [Member] | Goodwill [Member]
Business Acquisition [Line items]
Acquisition of business - value/amount of assets acquired							248,000,000
Leap Wireless International [Member] | Acquisition [Member] | Property, Plant and Equipment [Member]
Business Acquisition [Line items]
Acquisition of business - value/amount of assets acquired							510,000,000
Leap Wireless International [Member] | Acquisition [Member] | Spectrum Licenses [Member]
Business Acquisition [Line items]
Acquisition of intangible assets - value/amount of assets acquired							3,000,000,000
Leap Wireless International [Member] | Acquisition [Member] | Trade Name [Member]
Business Acquisition [Line items]
Acquisition of intangible assets - value/amount of assets acquired							$ 340,000,000
Other Acquisitions [Member] | Acquisition [Member] | Spectrum Licenses [Member]
Business Acquisition [Line items]
Acquisition of intangible assets through a group purchase - value/amount of assets acquired																	$ 489,000,000	$ 1,263,000,000